Convertible debentures (Narrative) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Convertible Debentures [Abstract]
Finance costs	$ 84,478	$ 35,500	$ 72,476
Financing costs converted into common shares	$ 0	$ 7,500	$ 21,000